Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000018231
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 13,701	$ 13,768	$ 13,544	$ 13,546	$ 13,181	$ 13,004	$ 12,746	$ 12,675	$ 12,495	$ 12,670	$ 12,592	$ 12,522	$ 12,561	$ 12,016	$ 11,525	$ 11,866	$ 12,007	$ 12,005	$ 11,803	$ 11,564	$ 11,759	$ 11,701	$ 11,709	$ 11,945	$ 11,468	$ 11,542	$ 11,289	$ 11,009	$ 11,500	$ 11,762	$ 11,074	$ 11,997	$ 12,038	$ 12,584	$ 12,717	$ 12,893	$ 13,283	$ 13,060	$ 13,258	$ 13,365	$ 13,410	$ 13,333	$ 13,318	$ 13,150	$ 13,128	$ 12,970	$ 12,953	$ 12,886	$ 12,913	$ 12,644	$ 12,011	$ 11,960	$ 12,111	$ 11,970	$ 11,429	$ 11,237	$ 10,688	$ 10,241	$ 11,745	$ 11,952	$ 11,939	$ 11,691	$ 11,674	$ 11,655	$ 11,645	$ 11,679	$ 11,679	$ 11,388	$ 11,559	$ 11,398	$ 11,296	$ 11,142	$ 10,665	$ 10,932	$ 10,990	$ 11,173	$ 11,114	$ 11,116	$ 10,987	$ 10,971	$ 11,053	$ 10,987	$ 11,022	$ 11,163	$ 11,046	$ 11,034	$ 11,013	$ 11,018	$ 10,936	$ 10,924	$ 10,792	$ 10,758	$ 10,682	$ 10,623	$ 10,603	$ 10,443	$ 10,275	$ 10,136	$ 10,182	$ 10,185	$ 10,118	$ 9,909	$ 9,675	$ 9,561	$ 9,518	$ 9,149	$ 8,711	$ 8,704	$ 8,958	$ 9,281	$ 9,475	$ 9,204	$ 9,488	$ 9,724	$ 9,826	$ 9,969	$ 9,931	$ 9,764	$ 9,844	$ 9,637	$ 9,576
C000018233
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,490	13,556	13,335	13,337	12,977	12,803	12,550	12,479	12,303	12,475	12,398	12,329	12,367	11,831	11,347	11,683	11,822	11,819	11,621	11,386	11,578	11,521	11,528	11,761	11,260	11,372	11,099	10,862	11,351	11,617	10,916	11,863	11,911	12,427	12,595	12,777	13,169	12,928	13,163	13,277	13,300	13,263	13,257	13,098	13,087	12,908	12,928	12,868	12,902	12,645	11,993	11,979	12,136	12,003	11,442	11,257	10,744	10,303	11,788	12,031	12,024	11,784	11,746	11,736	11,733	11,801	11,783	11,524	11,703	11,548	11,425	11,276	10,801	11,079	11,171	11,364	11,311	11,293	11,170	11,162	11,252	11,192	11,235	11,385	11,299	11,269	11,255	11,267	11,191	11,186	11,058	11,055	10,959	10,905	10,891	10,734	10,593	10,432	10,488	10,498	10,435	10,227	9,992	9,880	9,842	9,466	9,020	9,018	9,285	9,627	9,834	9,560	9,860	10,111	10,224	10,379	10,323	10,179	10,268	10,058	10,000
C000175112
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 13,885	13,949	13,719	13,717	13,381	13,162	12,898	12,822	12,674	12,848	12,729	12,656	12,692	12,139	11,640	11,982	12,156	12,116	11,909	11,665	11,859	11,797	11,802	12,037	11,554	11,626	11,367	11,083	11,574	11,835	11,140	12,065	12,104	12,650	12,780	12,954	13,343	13,115	13,311	13,414	13,456	13,376	13,357	13,215	13,160	12,999	13,008	12,907	12,931	12,658	12,022	11,968	12,116	11,971	11,428	11,233	10,682	10,233	11,732	11,936	11,920	11,697	11,649	11,628	11,615	11,646	11,643	11,377	11,518	11,381	11,250	11,094	10,616	10,853	10,934	11,113	11,026	11,025	10,893	10,875	10,953	10,910	10,917	11,054	10,961	10,921	10,897	10,899	10,815	10,801	10,668	10,656	10,553	10,492	10,470	10,309	10,164	10,000
C000069253
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,689	14,758	14,514	14,513	14,158	13,925	13,686	13,567	13,411	13,595	13,470	13,393	13,470	12,883	12,354	12,680	12,865	12,860	12,605	12,346	12,553	12,523	12,493	12,743	12,231	12,308	12,034	11,732	12,254	12,531	11,794	12,810	12,818	13,398	13,537	13,722	14,136	13,894	14,103	14,214	14,259	14,174	14,154	13,972	13,946	13,775	13,754	13,678	13,704	13,415	12,740	12,683	12,841	12,719	12,111	11,904	11,350	10,873	12,436	12,683	12,666	12,400	12,379	12,328	12,314	12,377	12,345	12,063	12,242	12,068	11,929	11,764	11,257	11,537	11,596	11,786	11,722	11,721	11,582	11,563	11,619	11,574	11,582	11,755	11,630	11,615	11,590	11,592	11,504	11,462	11,347	11,309	11,226	11,161	11,138	10,968	10,788	10,639	10,686	10,687	10,613	10,392	10,144	10,021	9,974	9,585	9,123	9,114	9,378	9,714	9,916	9,629	9,925	10,170	10,275	10,422	10,380	10,204	10,285	10,066	10,000
C000223747
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 10,283	10,639	10,301	10,803	10,185	9,567	9,558	9,519	9,094	9,537	9,604	8,870	9,092	8,706	7,629	8,062	8,543	9,245	8,850	8,379	8,571	8,600	8,100	8,427	7,542	7,748	6,733	6,809	7,441	7,681	7,231	7,518	7,652	8,303	8,389	8,638	9,165	8,839	9,396	9,216	9,745	9,386	10,047	9,933	9,801	9,526	9,752	9,667	9,554
C000223748
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,574	10,939	10,614	11,122	10,503	9,874	9,864	9,843	9,397	9,861	9,943	9,192	9,425	9,030	7,914	8,370	8,877	9,618	9,212	8,725	8,928	8,969	8,451	8,796	7,883	8,096	7,051	7,132	7,802	8,045	7,579	7,893	8,035	8,725	8,827	9,090	9,648	9,305	9,905	9,715	10,276	9,905	10,606	10,496	10,366	10,083	10,333	10,243	10,133
C000223749
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,044	11,416	11,055	11,581	10,921	10,260	10,240	10,209	9,744	10,206	10,289	9,494	9,742	9,324	8,165	8,616	9,139	9,888	9,457	8,955	9,149	9,190	8,647	8,996	8,052	8,269	7,190	7,261	7,943	8,188	7,699	8,014	8,157	8,849	8,941	9,196	9,756	9,400	10,000	9,800	10,361	9,970	10,671	10,551	10,411	10,108	10,348	10,258	10,138
C000223746
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,026	11,391	11,041	11,567	10,907	10,237	10,227	10,196	9,732	10,194	10,276	9,482	9,719	9,306	8,148	8,609	9,121	9,880	9,449	8,947	9,142	9,173	8,640	8,988	8,045	8,255	7,176	7,258	7,930	8,184	7,695	8,011	8,154	8,846	8,937	9,192	9,752	9,399	10,000	9,790	10,350	9,970	10,671	10,551	10,410	10,108	10,358	10,258	10,138
C000018234
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,965	12,164	12,032	12,338	12,172	11,984	11,732	11,616	11,430	11,686	11,558	11,708	11,680	11,220	10,709	10,889	11,140	11,189	11,151	11,168	11,303	11,236	10,959	11,235	10,881	10,915	10,571	10,677	11,099	11,294	11,058	11,319	11,307	11,680	11,914	12,069	12,313	12,275	12,340	12,350	12,392	12,381	12,314	12,226	12,180	12,104	12,188	12,251	12,304	12,168	11,883	11,876	11,882	11,926	11,648	11,433	11,194	10,731	11,405	11,263	11,044	11,018	11,020	11,000	11,051	10,813	10,781	10,630	10,526	10,487	10,336	10,302	10,153	10,097	10,101	10,220	10,192	10,192	10,128	10,159	10,193	10,219	10,182	10,276	10,218	10,171	10,169	10,200	10,187	10,180	10,045	9,942	9,863	9,832	9,816	9,756	9,605	9,575	9,740	9,819	9,808	9,746	9,601	9,433	9,544	9,388	9,044	8,982	9,062	9,184	9,269	9,087	9,146	9,263	9,347	9,496	9,573	9,514	9,599	9,548	9,572
C000018236
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,770	11,967	11,836	12,138	11,974	11,790	11,541	11,427	11,245	11,496	11,370	11,518	11,490	11,037	10,535	10,712	10,959	11,008	10,970	10,987	11,119	11,053	10,781	11,052	10,704	10,734	10,397	10,521	10,937	11,140	10,911	11,180	11,174	11,545	11,786	11,948	12,199	12,171	12,233	12,262	12,312	12,297	12,248	12,168	12,131	12,062	12,154	12,225	12,285	12,158	11,876	11,877	11,890	11,943	11,669	11,458	11,222	10,769	11,461	11,313	11,107	11,088	11,097	11,085	11,144	10,907	10,882	10,735	10,635	10,613	10,454	10,426	10,290	10,239	10,250	10,379	10,350	10,369	10,310	10,339	10,381	10,414	10,383	10,486	10,432	10,391	10,395	10,435	10,427	10,427	10,294	10,193	10,119	10,093	10,092	10,035	9,875	9,851	10,029	10,119	10,114	10,055	9,919	9,750	9,863	9,705	9,370	9,311	9,391	9,531	9,625	9,441	9,509	9,629	9,732	9,886	9,974	9,918	10,014	9,966	10,000
C000125485
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,907	13,118	12,985	13,299	13,116	12,911	12,636	12,508	12,305	12,577	12,436	12,595	12,562	12,063	11,511	11,701	11,969	12,018	11,974	11,990	12,131	12,056	11,756	12,061	11,680	11,701	11,328	11,440	11,888	12,094	11,839	12,115	12,098	12,495	12,742	12,905	13,162	13,130	13,184	13,192	13,245	13,218	13,142	13,046	12,993	12,909	13,007	13,060	13,113	12,965	12,658	12,647	12,650	12,695	12,395	12,163	11,906	11,411	12,125	11,971	11,735	11,704	11,714	11,680	11,731	11,475	11,438	11,275	11,162	11,118	10,955	10,917	10,756	10,694	10,696	10,819	10,789	10,786	10,715	10,735	10,778	10,802	10,761	10,858	10,794	10,740	10,734	10,765	10,748	10,737	10,593	10,481	10,395	10,359	10,339	10,274	10,101	10,067	10,245	10,317	10,311	10,242	10,087	9,908	10,021	9,845	9,490	9,422	9,503	9,633	9,719	9,525	9,584	9,695	9,788	9,932	10,010	9,945	10,032	9,975	10,000
C000018238
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,817	13,027	12,883	13,194	13,014	12,811	12,551	12,425	12,224	12,494	12,355	12,500	12,468	11,986	11,438	11,615	11,881	11,943	11,900	11,904	12,057	11,982	11,685	11,977	11,598	11,631	11,250	11,373	11,807	12,024	11,759	12,034	12,030	12,424	12,670	12,832	13,077	13,045	13,100	13,120	13,161	13,146	13,072	12,976	12,924	12,841	12,928	12,992	13,046	12,899	12,594	12,584	12,587	12,632	12,335	12,105	11,839	11,358	12,068	11,905	11,682	11,641	11,651	11,628	11,679	11,425	11,389	11,227	11,115	11,072	10,900	10,862	10,713	10,651	10,654	10,776	10,747	10,745	10,674	10,695	10,738	10,754	10,713	10,820	10,747	10,704	10,690	10,730	10,714	10,704	10,551	10,441	10,356	10,330	10,312	10,246	10,076	10,043	10,222	10,294	10,281	10,213	10,068	9,890	9,996	9,830	9,477	9,410	9,492	9,615	9,701	9,510	9,569	9,681	9,775	9,920	10,007	9,943	10,031	9,975	10,000
C000082998
Account Value [Line Items]
Line Graph and Table Measure Name	Admin Class
Account Value	$ 12,207	12,414	12,281	12,585	12,418	12,228	11,984	11,868	11,680	11,944	11,816	11,972	11,934	11,476	10,955	11,142	11,390	11,455	11,418	11,438	11,579	11,512	11,230	11,516	11,155	11,192	10,840	10,952	11,376	11,592	11,351	11,611	11,612	11,999	12,231	12,404	12,646	12,622	12,680	12,705	12,751	12,730	12,675	12,587	12,542	12,466	12,555	12,623	12,680	12,543	12,240	12,246	12,254	12,303	12,018	11,797	11,552	11,076	11,776	11,621	11,406	11,382	11,386	11,368	11,423	11,178	11,148	10,993	10,888	10,850	10,695	10,662	10,519	10,454	10,460	10,586	10,557	10,567	10,508	10,533	10,571	10,590	10,564	10,664	10,596	10,559	10,549	10,594	10,582	10,577	10,430	10,324	10,245	10,224	10,209	10,149	9,983	9,959	10,133	10,209	10,201	10,146	9,997	9,824	9,933	9,772	9,424	9,358	9,443	9,574	9,665	9,477	9,541	9,656	9,754	9,903	9,986	9,935	10,018	9,975	10,000
C000018251
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,681	11,857	11,673	11,866	11,553	11,308	11,046	10,950	10,740	11,034	10,874	10,930	10,922	10,381	9,874	10,149	10,393	10,452	10,339	10,211	10,402	10,389	10,284	10,546	10,111	10,138	9,825	9,800	10,229	10,387	10,016	10,554	10,568	11,001	11,097	11,277	11,596	11,411	11,596	11,556	11,670	11,615	11,543	11,366	11,295	11,140	11,083	11,113	11,165	11,021	10,510	10,597	10,708	10,635	10,291	10,176	9,881	9,678	10,807	11,030	11,039	10,751	10,840	10,746	10,678	10,638	10,647	10,426	10,496	10,432	10,375	10,268	9,959	10,118	10,157	10,430	10,347	10,332	10,206	10,177	10,221	10,324	10,341	10,420	10,268	10,235	10,213	10,293	10,254	10,268	10,133	10,024	9,956	9,885	9,889	9,713	9,576	9,453	9,540	9,618	9,584	9,555	9,348	9,201	9,216	8,985	8,549	8,586	8,845	9,045	9,171	8,847	9,033	9,281	9,395	9,596	9,633	9,516	9,668	9,485	9,577
C000018253
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,474	11,646	11,466	11,656	11,349	11,108	10,850	10,756	10,550	10,838	10,681	10,736	10,728	10,197	9,699	9,969	10,209	10,267	10,156	10,030	10,218	10,205	10,101	10,359	9,941	9,975	9,669	9,651	10,082	10,236	9,888	10,420	10,441	10,879	10,981	11,163	11,490	11,309	11,498	11,466	11,585	11,539	11,484	11,310	11,249	11,096	11,047	11,082	11,141	10,999	10,500	10,593	10,710	10,645	10,307	10,199	9,905	9,710	10,854	11,084	11,099	10,813	10,916	10,829	10,761	10,728	10,744	10,530	10,607	10,549	10,499	10,397	10,094	10,261	10,299	10,589	10,511	10,503	10,376	10,355	10,406	10,517	10,540	10,634	10,479	10,460	10,438	10,526	10,493	10,514	10,383	10,279	10,211	10,152	10,162	9,982	9,848	9,730	9,826	9,912	9,883	9,859	9,653	9,508	9,530	9,298	8,849	8,893	9,164	9,378	9,520	9,185	9,384	9,646	9,770	9,991	10,035	9,919	10,084	9,899	10,000
C000125487
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,599	12,784	12,593	12,799	12,448	12,180	11,894	11,788	11,558	11,882	11,697	11,755	11,753	11,168	10,619	10,902	11,162	11,233	11,098	10,968	11,161	11,144	11,037	11,316	10,837	10,873	10,534	10,504	10,953	11,119	10,727	11,301	11,304	11,773	11,865	12,063	12,393	12,192	12,387	12,341	12,460	12,397	12,326	12,134	12,054	11,877	11,821	11,841	11,895	11,737	11,189	11,287	11,394	11,313	10,952	10,818	10,501	10,282	11,488	11,714	11,720	11,411	11,511	11,407	11,324	11,279	11,285	11,047	11,119	11,047	10,984	10,875	10,546	10,710	10,741	11,035	10,943	10,926	10,781	10,748	10,791	10,897	10,912	11,000	10,829	10,798	10,765	10,853	10,802	10,814	10,668	10,551	10,477	10,399	10,400	10,213	10,066	9,933	10,022	10,107	10,069	10,036	9,815	9,658	9,672	9,427	8,966	9,003	9,265	9,472	9,608	9,265	9,458	9,715	9,825	10,039	10,075	9,949	10,107	9,913	10,000
C000018254
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,512	12,697	12,508	12,702	12,364	12,099	11,815	11,710	11,482	11,794	11,621	11,679	11,668	11,096	10,542	10,834	11,092	11,163	11,030	10,891	11,093	11,076	10,962	11,239	10,773	10,809	10,463	10,434	10,889	11,056	10,667	11,229	11,241	11,700	11,801	11,998	12,327	12,127	12,322	12,277	12,395	12,334	12,264	12,064	11,994	11,819	11,756	11,785	11,839	11,683	11,138	11,228	11,343	11,263	10,897	10,772	10,457	10,240	11,441	11,668	11,675	11,368	11,468	11,357	11,283	11,239	11,246	11,009	11,082	11,011	10,949	10,841	10,513	10,678	10,709	11,003	10,905	10,895	10,752	10,719	10,763	10,870	10,885	10,974	10,804	10,774	10,741	10,823	10,780	10,792	10,648	10,531	10,458	10,381	10,383	10,196	10,050	9,919	10,008	10,094	10,056	10,023	9,804	9,647	9,662	9,418	8,958	8,996	9,258	9,466	9,602	9,260	9,453	9,705	9,822	10,036	10,066	9,948	10,106	9,912	10,000
C000082999
Account Value [Line Items]
Line Graph and Table Measure Name	Admin Class
Account Value	$ 11,909	12,091	11,906	12,106	11,788	11,530	11,262	11,177	10,964	11,267	11,105	11,165	11,159	10,616	10,098	10,373	10,625	10,698	10,575	10,445	10,644	10,633	10,526	10,798	10,353	10,393	10,072	10,049	10,483	10,649	10,277	10,825	10,841	11,290	11,392	11,579	11,910	11,723	11,907	11,869	11,989	11,934	11,871	11,691	11,620	11,463	11,406	11,430	11,487	11,341	10,823	10,915	11,032	10,959	10,606	10,489	10,186	9,978	11,149	11,382	11,393	11,098	11,193	11,097	11,029	10,990	11,002	10,775	10,850	10,785	10,728	10,619	10,309	10,468	10,510	10,797	10,712	10,700	10,571	10,543	10,591	10,700	10,720	10,804	10,640	10,616	10,588	10,681	10,643	10,652	10,514	10,409	10,341	10,269	10,275	10,094	9,953	9,825	9,918	10,002	9,968	9,947	9,725	9,581	9,599	9,359	8,905	8,946	9,210	9,422	9,562	9,225	9,416	9,677	9,799	10,011	10,051	9,937	10,099	9,902	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,092	11,276	11,158	11,442	11,291	11,131	10,877	10,775	10,595	10,870	10,770	10,925	10,955	10,551	10,094	10,256	10,523	10,591	10,598	10,636	10,753	10,688	10,423	10,700	10,381	10,428	10,058	10,190	10,650	10,960	10,698	10,869	10,799	11,225	11,546	11,676	11,933	11,964	11,929	11,932	12,036	12,059	11,926	11,843	11,804	11,711	11,860	12,033	12,120	12,103	11,986	12,040	12,046	12,144	11,966	11,891	11,836	11,629	11,698	11,491	11,274	11,282	11,287	11,254	11,314	11,028	11,004	10,867	10,678	10,675	10,474	10,480	10,370	10,183	10,122	10,203	10,269	10,204	10,201	10,214	10,141	10,217	10,152	10,249	10,369	10,321	10,335	10,329	10,378	10,286	10,242	10,252	10,174	10,096	10,101	10,034	10,014	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,552	16,623	16,434	16,523	16,260	15,999	15,694	15,547	15,378	15,524	15,343	15,298	15,299	14,749	14,110	14,276	14,447	14,407	14,211	13,977	14,106	13,967	13,819	13,999	13,486	13,570	13,282	12,946	13,481	13,799	13,030	13,971	13,936	14,450	14,618	14,769	15,185	14,905	15,052	15,077	15,079	15,002	14,945	14,748	14,704	14,546	14,524	14,471	14,423	14,157	13,618	13,549	13,690	13,561	12,954	12,828	12,287	11,757	13,279	13,469	13,466	13,202	13,159	13,122	13,075	13,023	12,950	12,661	12,813	12,634	12,516	12,311	11,779	12,037	12,141	12,338	12,270	12,180	12,049	12,000	12,004	11,926	11,999	12,102	12,029	11,993	12,024	11,973	11,867	11,871	11,741	11,725	11,624	11,492	11,517	11,352	11,190	10,987	11,039	10,997	10,924	10,700	10,418	10,323	10,260	9,874	9,453	9,400	9,553	9,800	10,023	9,755	10,015	10,193	10,253	10,407	10,376	10,252	10,309	10,066	10,000
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,552	16,623	16,434	16,523	16,260	15,999	15,694	15,547	15,378	15,524	15,343	15,298	15,299	14,749	14,110	14,276	14,447	14,407	14,211	13,977	14,106	13,967	13,819	13,999	13,486	13,570	13,282	12,946	13,481	13,799	13,030	13,971	13,936	14,450	14,618	14,769	15,185	14,905	15,052	15,077	15,079	15,002	14,945	14,748	14,704	14,546	14,524	14,471	14,423	14,157	13,618	13,549	13,690	13,561	12,954	12,828	12,287	11,757	13,279	13,469	13,466	13,202	13,159	13,122	13,075	13,023	12,950	12,661	12,813	12,634	12,516	12,311	11,779	12,037	12,141	12,338	12,270	12,180	12,049	12,000	12,004	11,926	11,999	12,102	12,029	11,993	12,024	11,973	11,867	11,871	11,741	11,725	11,624	11,492	11,517	11,352	11,190	10,987	11,039	10,997	10,924	10,700	10,418	10,323	10,260	9,874	9,453	9,400	9,553	9,800	10,023	9,755	10,015	10,193	10,253	10,407	10,376	10,252	10,309	10,066	10,000
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 15,066	15,130	14,958	15,039	14,800	14,562	14,285	14,151	13,997	14,130	13,965	13,924	13,925	13,424	12,842	12,994	13,149	13,113	12,934	12,722	12,839	12,712	12,578	12,742	12,274	12,351	12,089	11,783	12,270	12,560	11,860	12,716	12,685	13,152	13,305	13,443	13,821	13,566	13,700	13,723	13,725	13,654	13,603	13,423	13,383	13,239	13,220	13,171	13,128	12,885	12,395	12,332	12,461	12,343	11,790	11,676	11,183	10,701	12,086	12,259	12,256	12,016	11,977	11,944	11,900	11,853	11,786	11,524	11,662	11,499	11,392	11,205	10,721	10,955	11,050	11,230	11,168	11,086	10,966	10,923	10,926	10,855	10,921	11,015	10,949	10,916	10,944	10,898	10,801	10,805	10,687	10,672	10,580	10,459	10,483	10,332	10,185	10,000
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 16,552	16,623	16,434	16,523	16,260	15,999	15,694	15,547	15,378	15,524	15,343	15,298	15,299	14,749	14,110	14,276	14,447	14,407	14,211	13,977	14,106	13,967	13,819	13,999	13,486	13,570	13,282	12,946	13,481	13,799	13,030	13,971	13,936	14,450	14,618	14,769	15,185	14,905	15,052	15,077	15,079	15,002	14,945	14,748	14,704	14,546	14,524	14,471	14,423	14,157	13,618	13,549	13,690	13,561	12,954	12,828	12,287	11,757	13,279	13,469	13,466	13,202	13,159	13,122	13,075	13,023	12,950	12,661	12,813	12,634	12,516	12,311	11,779	12,037	12,141	12,338	12,270	12,180	12,049	12,000	12,004	11,926	11,999	12,102	12,029	11,993	12,024	11,973	11,867	11,871	11,741	11,725	11,624	11,492	11,517	11,352	11,190	10,987	11,039	10,997	10,924	10,700	10,418	10,323	10,260	9,874	9,453	9,400	9,553	9,800	10,023	9,755	10,015	10,193	10,253	10,407	10,376	10,252	10,309	10,066	10,000
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net)
Account Value	$ 11,315	11,539	11,645	12,246	11,925	11,594	11,332	11,343	11,023	11,224	10,884	10,615	10,722	10,209	9,366	9,769	10,087	10,565	10,152	9,716	10,083	9,910	9,674	10,026	9,274	9,344	8,357	8,115	9,015	9,315	9,007	9,854	9,784	10,440	10,423	10,634	11,040	10,602	11,102	10,843	11,202	10,993	11,177	11,250	10,909	10,597	10,465	10,262	10,239
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net)
Account Value	$ 11,315	11,539	11,645	12,246	11,925	11,594	11,332	11,343	11,023	11,224	10,884	10,615	10,722	10,209	9,366	9,769	10,087	10,565	10,152	9,716	10,083	9,910	9,674	10,026	9,274	9,344	8,357	8,115	9,015	9,315	9,007	9,854	9,784	10,440	10,423	10,634	11,040	10,602	11,102	10,843	11,202	10,993	11,177	11,250	10,909	10,597	10,465	10,262	10,239
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net)
Account Value	$ 11,315	11,539	11,645	12,246	11,925	11,594	11,332	11,343	11,023	11,224	10,884	10,615	10,722	10,209	9,366	9,769	10,087	10,565	10,152	9,716	10,083	9,910	9,674	10,026	9,274	9,344	8,357	8,115	9,015	9,315	9,007	9,854	9,784	10,440	10,423	10,634	11,040	10,602	11,102	10,843	11,202	10,993	11,177	11,250	10,909	10,597	10,465	10,262	10,239
NATIXIS INDEX: MSCI All Country World ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net)
Account Value	$ 11,315	11,539	11,645	12,246	11,925	11,594	11,332	11,343	11,023	11,224	10,884	10,615	10,722	10,209	9,366	9,769	10,087	10,565	10,152	9,716	10,083	9,910	9,674	10,026	9,274	9,344	8,357	8,115	9,015	9,315	9,007	9,854	9,784	10,440	10,423	10,634	11,040	10,602	11,102	10,843	11,202	10,993	11,177	11,250	10,909	10,597	10,465	10,262	10,239
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	11,797	11,684	11,969	11,804	11,643	11,388	11,290	11,112	11,382	11,283	11,439	11,465	11,058	10,599	10,752	11,010	11,075	11,084	11,120	11,259	11,188	10,882	11,172	10,845	10,897	10,521	10,653	11,107	11,404	11,162	11,342	11,288	11,754	12,099	12,242	12,548	12,589	12,532	12,526	12,661	12,686	12,521	12,396	12,333	12,225	12,417	12,639	12,772	12,760	12,592	12,668	12,674	12,823	12,570	12,461	12,390	12,120	12,256	12,005	11,725	11,749	11,759	11,726	11,816	11,442	11,425	11,259	11,042	11,036	10,807	10,813	10,688	10,492	10,443	10,534	10,605	10,536	10,528	10,548	10,473	10,563	10,494	10,609	10,732	10,677	10,689	10,680	10,741	10,639	10,595	10,592	10,504	10,418	10,428	10,348	10,320	10,298	10,578	10,681	10,702	10,723	10,638	10,409	10,411	10,362	10,242	10,156	10,015	10,058	10,090	10,090	10,020	10,043	9,970	10,095	10,130	10,184	10,133	10,264	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	11,797	11,684	11,969	11,804	11,643	11,388	11,290	11,112	11,382	11,283	11,439	11,465	11,058	10,599	10,752	11,010	11,075	11,084	11,120	11,259	11,188	10,882	11,172	10,845	10,897	10,521	10,653	11,107	11,404	11,162	11,342	11,288	11,754	12,099	12,242	12,548	12,589	12,532	12,526	12,661	12,686	12,521	12,396	12,333	12,225	12,417	12,639	12,772	12,760	12,592	12,668	12,674	12,823	12,570	12,461	12,390	12,120	12,256	12,005	11,725	11,749	11,759	11,726	11,816	11,442	11,425	11,259	11,042	11,036	10,807	10,813	10,688	10,492	10,443	10,534	10,605	10,536	10,528	10,548	10,473	10,563	10,494	10,609	10,732	10,677	10,689	10,680	10,741	10,639	10,595	10,592	10,504	10,418	10,428	10,348	10,320	10,298	10,578	10,681	10,702	10,723	10,638	10,409	10,411	10,362	10,242	10,156	10,015	10,058	10,090	10,090	10,020	10,043	9,970	10,095	10,130	10,184	10,133	10,264	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	11,797	11,684	11,969	11,804	11,643	11,388	11,290	11,112	11,382	11,283	11,439	11,465	11,058	10,599	10,752	11,010	11,075	11,084	11,120	11,259	11,188	10,882	11,172	10,845	10,897	10,521	10,653	11,107	11,404	11,162	11,342	11,288	11,754	12,099	12,242	12,548	12,589	12,532	12,526	12,661	12,686	12,521	12,396	12,333	12,225	12,417	12,639	12,772	12,760	12,592	12,668	12,674	12,823	12,570	12,461	12,390	12,120	12,256	12,005	11,725	11,749	11,759	11,726	11,816	11,442	11,425	11,259	11,042	11,036	10,807	10,813	10,688	10,492	10,443	10,534	10,605	10,536	10,528	10,548	10,473	10,563	10,494	10,609	10,732	10,677	10,689	10,680	10,741	10,639	10,595	10,592	10,504	10,418	10,428	10,348	10,320	10,298	10,578	10,681	10,702	10,723	10,638	10,409	10,411	10,362	10,242	10,156	10,015	10,058	10,090	10,090	10,020	10,043	9,970	10,095	10,130	10,184	10,133	10,264	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	11,797	11,684	11,969	11,804	11,643	11,388	11,290	11,112	11,382	11,283	11,439	11,465	11,058	10,599	10,752	11,010	11,075	11,084	11,120	11,259	11,188	10,882	11,172	10,845	10,897	10,521	10,653	11,107	11,404	11,162	11,342	11,288	11,754	12,099	12,242	12,548	12,589	12,532	12,526	12,661	12,686	12,521	12,396	12,333	12,225	12,417	12,639	12,772	12,760	12,592	12,668	12,674	12,823	12,570	12,461	12,390	12,120	12,256	12,005	11,725	11,749	11,759	11,726	11,816	11,442	11,425	11,259	11,042	11,036	10,807	10,813	10,688	10,492	10,443	10,534	10,605	10,536	10,528	10,548	10,473	10,563	10,494	10,609	10,732	10,677	10,689	10,680	10,741	10,639	10,595	10,592	10,504	10,418	10,428	10,348	10,320	10,298	10,578	10,681	10,702	10,723	10,638	10,409	10,411	10,362	10,242	10,156	10,015	10,058	10,090	10,090	10,020	10,043	9,970	10,095	10,130	10,184	10,133	10,264	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	$ 11,797	$ 11,684	$ 11,969	$ 11,804	$ 11,643	$ 11,388	$ 11,290	$ 11,112	$ 11,382	$ 11,283	$ 11,439	$ 11,465	$ 11,058	$ 10,599	$ 10,752	$ 11,010	$ 11,075	$ 11,084	$ 11,120	$ 11,259	$ 11,188	$ 10,882	$ 11,172	$ 10,845	$ 10,897	$ 10,521	$ 10,653	$ 11,107	$ 11,404	$ 11,162	$ 11,342	$ 11,288	$ 11,754	$ 12,099	$ 12,242	$ 12,548	$ 12,589	$ 12,532	$ 12,526	$ 12,661	$ 12,686	$ 12,521	$ 12,396	$ 12,333	$ 12,225	$ 12,417	$ 12,639	$ 12,772	$ 12,760	$ 12,592	$ 12,668	$ 12,674	$ 12,823	$ 12,570	$ 12,461	$ 12,390	$ 12,120	$ 12,256	$ 12,005	$ 11,725	$ 11,749	$ 11,759	$ 11,726	$ 11,816	$ 11,442	$ 11,425	$ 11,259	$ 11,042	$ 11,036	$ 10,807	$ 10,813	$ 10,688	$ 10,492	$ 10,443	$ 10,534	$ 10,605	$ 10,536	$ 10,528	$ 10,548	$ 10,473	$ 10,563	$ 10,494	$ 10,609	$ 10,732	$ 10,677	$ 10,689	$ 10,680	$ 10,741	$ 10,639	$ 10,595	$ 10,592	$ 10,504	$ 10,418	$ 10,428	$ 10,348	$ 10,320	$ 10,298	$ 10,578	$ 10,681	$ 10,702	$ 10,723	$ 10,638	$ 10,409	$ 10,411	$ 10,362	$ 10,242	$ 10,156	$ 10,015	$ 10,058	$ 10,090	$ 10,090	$ 10,020	$ 10,043	$ 9,970	$ 10,095	$ 10,130	$ 10,184	$ 10,133	$ 10,264	$ 10,000